Annual Total Returns - Franklin Mutual Shares VIP Fund [BarChart] - FTVIP Class 2-70 - Franklin Mutual Shares VIP Fund - Class 2	May 01, 2021
Bar Chart Table:
Annual Return 2011	(1.04%)
Annual Return 2012	14.24%
Annual Return 2013	28.26%
Annual Return 2014	7.12%
Annual Return 2015	(4.94%)
Annual Return 2016	16.06%
Annual Return 2017	8.35%
Annual Return 2018	(9.07%)
Annual Return 2019	22.57%
Annual Return 2020	(5.04%)